Operating Leases and Obligations Related to Finance Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
A maturity analysis of the Company's operating lease liabilities from time charter-in contracts (excluding short-term leases) as at December 31, 2021 is as follows:

	Lease Commitment $	Non-Lease Commitment $	Total Commitment $
As at December 31, 2021
Payments:
2022	9,825	13,303	23,128
2023	4,947	6,404	11,351
Total payments	14,772	19,707	34,479
Less: imputed interest	(515)
Carrying value of operating lease liabilities	14,257

Finance Lease Obligations
Obligations Related to Finance Leases

	As at	As at
	December 31, 2021	December 31, 2020
	$	$
Obligations related to finance leases	295,828	360,043
Less: unamortized discount and debt issuance costs	(1,347)	—
Total obligations related to finance leases	294,481	360,043
Less: current portion	(27,032)	(78,476)
Long-term obligations related to finance leases	267,449	281,567

Schedule of Future Minimum Lease Payments for Finance Leases
As at December 31, 2021, the Company's total remaining commitments related to the financial liabilities of these vessels were approximately $364.6 million (December 31, 2020 - $480.9 million), including imputed interest of $68.8 million (December 31, 2020 - $120.9 million), repayable from 2022 through 2030, as indicated below:

Commitments
December 31, 2021
Year	$
2022	40,882
2023	40,422
2024	40,031
2025	39,502
2026	39,042
Thereafter	164,766